Disposal of assets and other changes in organizational structure (Details Narrative) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Transaction Pending One [Member]
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Description transaction in disposal of assets	(i) US$ 3 received at the transaction signing, and (ii) US$ 30 to be received at the transaction closing, subject to price adjustments and contingent payments (earn out).
Transaction Pending Two [Member]
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Description transaction in disposal of assets	(i) US$ 275 received in January 2022, (ii) US$ 550 to be received at the transaction closing, and (iii) US$ 275 to be received one year after the closing.
Transaction Pending Three [Member]
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Description transaction in disposal of assets	The transaction was closed with the payment of US$ 62 to Petrobras, in addition to US$ 6 paid upon the contract signing, totaling US$ 68. As a result of this operation, a US$ 34 loss was reclassified to the statement of income
Transaction Pending Four [Member]
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Description of terms draw drown from escrow account	The transaction was closed with the payment of US$ 47 to Petrobras, including price adjustments. Moreover, US$ 12 is held in an escrow account for indemnification of eventual contingencies
Transaction Pending Seven [Member]
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Description of terms draw drown from escrow account	The transaction was closed with the payment of US$ 277 to Petrobras, on the date of signing and closing of the transaction, including price adjustments.
Transaction Pending Eight [Member]
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Description transaction in disposal of assets	The transaction was closed in November 2021 after the payment of US$ 45 to Petrobras, including price adjustments provided for in the contract. In addition, there is a contingent amount of US$ 9 depending on future sales revenues of the plant.
Transaction Pending Nine [Member]
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Description transaction in disposal of assets	The transaction was closed in December 2021 after the payment of US$ 27 to Petrobras, in addition to US$ 11 received upon the contract signing
Sale Of Fazenda Beleem [Member]
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Description transaction in disposal of assets	The agreement provides for the receipt of US$ 9 at the transaction signing, US$ 16 at the transaction closing, and US$ 10 to be received one year after the closing.
Reconcavo Group [Member]
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Description transaction in disposal of assets	The agreement provides for the receipt of US$ 10 at the transaction signing, and US$ 240 at the transaction closing, subject to price adjustments and conditions precedent, such as approval by the ANP.
E And P Assets Of Peroa Group [Member]
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Description transaction in disposal of assets	(i) US$ 5 was received at the contract signing; (ii) US$ 8 to be received at the transaction closing; (iii) up to US$ 42 as contingent receivables provided for in the contract, related to factors such as Malombe's declaration of commerciality, future oil prices and extension of the concession terms.
Pampo And Enchova Groups [Member]
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Amount received from sale of fields	$ 36
Macau Group [Member] | Transaction Pending Five [Member]
DisclosureDisposalOfAssetsAnOtherChangesInOrganizationalStructureLineItems [Line Items]
Description transaction in disposal of assets	The sale of Mangue Seco 1 was closed with the payment of US$ 8 to Petrobras, including price adjustments. The sale of Mangue Seco 3 and 4 was closed with the payment of US$ 14 to Petrobras, including price adjustments, in addition to US$ 4 received at the signing, totaling US$ 18.